COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

28.    COMMITMENTS AND CONTINGENCIES

Commitments

The Group’s commitments primarily related to capital contribution obligation for certain investment funds. Total commitments contracted but not yet reflected in the consolidated financial statements amounted to US$104 million and US$74 million as of December 31, 2021 and 2022, respectively.

Contingencies

The financial services industry is highly regulated. From time to time, the licensed companies in the financial industry may be required to assist in and/or are subject to inquiries and/or examination by the regulatory authorities of the jurisdiction in where they operate. The Group reviews its regulatory inquiries and other legal proceedings on an ongoing basis and evaluates whether potential regulatory fines are probable, estimable and material and for updating its contingency reserves and disclosures accordingly.

As of the date of issuance of the consolidated financial statements, the Group is involved in inquiries initiated by the China Securities Regulatory Commission (the “CSRC”) concerning matters including, among others, providing cross-border securities services for domestic investors. The Group has taken and may continue to take rectification measures based on communication with the CSRC and in accordance with such inquiries from the CSRC. However, there can be no assurance that the measures they have taken or will take in the future will be effective or fully satisfy the CSRC's requirements. As of the date of this report, the Group has limited information to accurately predict if any disciplinary action or punishment will be taken against the Group and/or their responsible officers after the conclusion of such inquiries, and if so, the nature and extent of any such action. Any such disciplinary actions taken against the Group and/or their responsible officers may have a material and adverse impact on their operations and financial results.

According to ASC 450-20-25-2, an estimated loss from a loss contingency shall be accrued when information available before the financial statements are issued or are available to be issued indicates that it is probable that an asset had been impaired or a liability had been incurred at the date of the financial statements, and the amount of loss can be reasonably estimated. The management has concluded that the conditions in paragraph 450-20-25-2 have not been met.

As of December 31, 2021 and 2022, no provision has been made by the Group for the aforementioned potential loss contingency.